INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 926,355,460		$ 1,046,340,087
Land		92,169,960		100,304,748
Other assets		102,647,493		116,539,941
Total Assets		1,121,172,913		1,263,184,776
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		786,714,302		878,138,430
Accounts payable and accrued expenses		36,047,804		40,712,629
Other liabilities		115,855,204		141,147,438
Liabilities		938,617,310		1,059,998,497
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	148,649,025	148,649,025	170,704,551	170,704,551
Other partners		33,906,578		32,481,728
Partners Capital		182,555,603		203,186,279
Liabilities and Stockholders Equity		1,121,172,913		1,263,184,776
Series Twenty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		10,155,776		11,310,309
Land		839,313		843,313
Other assets		2,037,492		2,057,707
Total Assets		13,032,581		14,211,329
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		12,212,275		13,459,193
Accounts payable and accrued expenses		287,009		338,837
Other liabilities		1,510,700		1,181,714
Liabilities		14,009,984		14,979,744
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,025,743)	(1,025,743)	(1,166,302)	(1,166,302)
Other partners		48,340		397,887
Partners Capital		(977,403)		(768,415)
Liabilities and Stockholders Equity		13,032,581		14,211,329
Series Twenty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		7,435,846		8,604,705
Land		1,479,930		1,494,930
Other assets		958,988		935,635
Total Assets		9,874,764		11,035,270
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		9,290,488		10,367,311
Accounts payable and accrued expenses		237,223		580,881
Other liabilities		2,415,769		3,310,444
Liabilities		11,943,480		14,258,636
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(2,627,143)	(2,627,143)	(2,538,041)	(2,538,041)
Other partners		558,427		(685,325)
Partners Capital		(2,068,716)		(3,223,366)
Liabilities and Stockholders Equity		9,874,764		11,035,270
Series Twenty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		11,693,373		20,360,763
Land		1,491,429		2,208,056
Other assets		2,228,323		3,899,292
Total Assets		15,413,125		26,468,111
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		14,767,873		24,641,967
Accounts payable and accrued expenses		570,521		1,120,734
Other liabilities		1,168,419		2,415,269
Liabilities		16,506,813		28,177,970
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,754,027)	(1,754,027)	(1,895,063)	(1,895,063)
Other partners		660,339		185,204
Partners Capital		(1,093,688)		(1,709,859)
Liabilities and Stockholders Equity		15,413,125		26,468,111
Series Twenty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		20,247,856		24,798,213
Land		1,783,889		2,399,594
Other assets		4,154,081		4,583,381
Total Assets		26,185,826		31,781,188
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		16,539,887		19,059,600
Accounts payable and accrued expenses		3,652,531		3,571,654
Other liabilities		2,510,569		4,334,626
Liabilities		22,702,987		26,965,880
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,172,808	4,172,808	4,960,726	4,960,726
Other partners		(689,969)		(145,418)
Partners Capital		3,482,839		4,815,308
Liabilities and Stockholders Equity		26,185,826		31,781,188
Series Twenty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		11,286,698		21,710,245
Land		1,434,385		2,967,555
Other assets		1,629,582		2,851,603
Total Assets		14,350,665		27,529,403
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		11,818,235		20,503,893
Accounts payable and accrued expenses		1,119,077		1,240,450
Other liabilities		1,719,236		4,731,230
Liabilities		14,656,548		26,475,573
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(707,987)	(707,987)	(26,977)	(26,977)
Other partners		402,104		1,080,807
Partners Capital		(305,883)		1,053,830
Liabilities and Stockholders Equity		14,350,665		27,529,403
Series Twenty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		6,428,758		12,279,264
Land		574,158		1,660,408
Other assets		1,163,088		2,185,002
Total Assets		8,166,004		16,124,674
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		5,359,194		10,272,889
Accounts payable and accrued expenses		87,194		121,539
Other liabilities		49,675		244,914
Liabilities		5,496,063		10,639,342
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,902,589	2,902,589	4,508,949	4,508,949
Other partners		(232,648)		976,383
Partners Capital		2,669,941		5,485,332
Liabilities and Stockholders Equity		8,166,004		16,124,674
Series Twenty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		32,793,703		45,301,842
Land		2,736,095		4,007,128
Other assets		4,158,096		7,079,790
Total Assets		39,687,894		56,388,760
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		33,866,714		42,454,341
Accounts payable and accrued expenses		2,031,188		3,488,144
Other liabilities		4,245,607		5,357,118
Liabilities		40,143,509		51,299,603
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(794,010)	(794,010)	4,821,838	4,821,838
Other partners		338,395		267,319
Partners Capital		(455,615)		5,089,157
Liabilities and Stockholders Equity		39,687,894		56,388,760
Series Twenty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		35,113,113		39,234,050
Land		4,620,843		4,755,394
Other assets		4,632,865		4,908,152
Total Assets		44,366,821		48,897,596
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		30,744,793		33,046,630
Accounts payable and accrued expenses		842,519		1,018,185
Other liabilities		7,053,343		7,304,198
Liabilities		38,640,655		41,369,013
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,697,048	3,697,048	4,251,980	4,251,980
Other partners		2,029,118		3,276,603
Partners Capital		5,726,166		7,528,583
Liabilities and Stockholders Equity		44,366,821		48,897,596
Series Twenty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		38,832,314		43,710,623
Land		4,789,984		4,990,798
Other assets		4,805,771		5,369,814
Total Assets		48,428,069		54,071,235
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		30,729,775		34,564,738
Accounts payable and accrued expenses		1,536,518		1,727,332
Other liabilities		3,164,099		3,438,796
Liabilities		35,430,392		39,730,866
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	12,275,553	12,275,553	13,165,526	13,165,526
Other partners		722,124		1,174,843
Partners Capital		12,997,677		14,340,369
Liabilities and Stockholders Equity		48,428,069		54,071,235
Series Twenty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		38,929,438		40,703,968
Land		2,816,806		2,816,806
Other assets		4,579,225		5,202,949
Total Assets		46,325,469		48,723,723
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		36,131,872		36,913,384
Accounts payable and accrued expenses		1,888,155		1,715,580
Other liabilities		5,598,855		6,087,562
Liabilities		43,618,882		44,716,526
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,152,798	3,152,798	4,533,064	4,533,064
Other partners		(446,211)		(525,867)
Partners Capital		2,706,587		4,007,197
Liabilities and Stockholders Equity		46,325,469		48,723,723
Series Thirty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		21,374,357		25,554,946
Land		1,352,199		1,748,946
Other assets		2,265,338		2,976,534
Total Assets		24,991,894		30,280,426
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		15,804,915		22,991,726
Accounts payable and accrued expenses		1,030,604		1,222,069
Other liabilities		2,590,111		6,351,090
Liabilities		19,425,630		30,564,885
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,536,671	3,536,671	1,924,306	1,924,306
Other partners		2,029,593		(2,208,765)
Partners Capital		5,566,264		(284,459)
Liabilities and Stockholders Equity		24,991,894		30,280,426
Series Thirty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		41,093,844		47,416,838
Land		3,922,117		4,222,958
Other assets		6,265,759		6,802,237
Total Assets		51,281,720		58,442,033
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		41,416,027		44,265,758
Accounts payable and accrued expenses		1,079,327		1,148,813
Other liabilities		4,801,867		5,801,934
Liabilities		47,297,221		51,216,505
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,984,448	5,984,448	9,354,217	9,354,217
Other partners		(1,999,949)		(2,128,689)
Partners Capital		3,984,499		7,225,528
Liabilities and Stockholders Equity		51,281,720		58,442,033
Series Thirty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		42,317,655		44,658,505
Land		2,921,802		2,921,802
Other assets		4,534,604		4,745,901
Total Assets		49,774,061		52,326,208
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		32,091,744		32,551,306
Accounts payable and accrued expenses		3,166,217		3,123,046
Other liabilities		3,536,003		3,690,437
Liabilities		38,793,964		39,364,789
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	7,889,060	7,889,060	9,294,156	9,294,156
Other partners		3,091,037		3,667,263
Partners Capital		10,980,097		12,961,419
Liabilities and Stockholders Equity		49,774,061		52,326,208
Series Thirty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		33,867,303		35,691,325
Land		3,784,552		3,784,552
Other assets		2,732,278		3,617,933
Total Assets		40,384,133		43,093,810
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		25,170,848		25,540,259
Accounts payable and accrued expenses		1,051,109		1,134,224
Other liabilities		2,578,374		3,329,817
Liabilities		28,800,331		30,004,300
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,631,014	6,631,014	7,229,544	7,229,544
Other partners		4,952,788		5,859,966
Partners Capital		11,583,802		13,089,510
Liabilities and Stockholders Equity		40,384,133		43,093,810
Series Thirty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		36,690,648		42,419,956
Land		4,488,809		4,885,556
Other assets		4,445,778		5,144,360
Total Assets		45,625,235		52,449,872
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		33,975,571		41,618,431
Accounts payable and accrued expenses		1,252,013		2,384,077
Other liabilities		5,399,661		8,088,849
Liabilities		40,627,245		52,091,357
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,421,777	6,421,777	3,499,636	3,499,636
Other partners		(1,423,787)		(3,141,121)
Partners Capital		4,997,990		358,515
Liabilities and Stockholders Equity		45,625,235		52,449,872
Series Thirty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		35,320,976		40,272,987
Land		3,572,523		3,734,936
Other assets		3,045,614		3,202,711
Total Assets		41,939,113		47,210,634
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		21,130,845		23,437,862
Accounts payable and accrued expenses		997,139		1,051,430
Other liabilities		8,062,155		8,800,338
Liabilities		30,190,139		33,289,630
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	8,546,415	8,546,415	10,227,612	10,227,612
Other partners		3,202,559		3,693,392
Partners Capital		11,748,974		13,921,004
Liabilities and Stockholders Equity		41,939,113		47,210,634
Series Thirty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		24,753,789		35,374,277
Land		2,013,180		2,791,180
Other assets		2,886,655		3,451,519
Total Assets		29,653,624		41,616,976
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		17,319,963		35,203,607
Accounts payable and accrued expenses		1,575,909		1,535,878
Other liabilities		650,137		3,421,533
Liabilities		19,546,009		40,161,018
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,956,113	5,956,113	3,932,612	3,932,612
Other partners		4,151,502		(2,476,654)
Partners Capital		10,107,615		1,455,958
Liabilities and Stockholders Equity		29,653,624		41,616,976
Series Thirty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		32,623,644		34,594,643
Land		2,423,561		2,423,561
Other assets		3,249,852		2,895,188
Total Assets		38,297,057		39,913,392
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		28,014,633		28,494,169
Accounts payable and accrued expenses		2,306,321		2,450,990
Other liabilities		5,733,250		4,818,637
Liabilities		36,054,204		35,763,796
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,977,333	3,977,333	5,320,232	5,320,232
Other partners		(1,734,480)		(1,170,636)
Partners Capital		2,242,853		4,149,596
Liabilities and Stockholders Equity		38,297,057		39,913,392
Series Thirty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		22,273,923		23,362,052
Land		1,581,706		1,581,706
Other assets		2,186,790		2,378,237
Total Assets		26,042,419		27,321,995
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		17,019,640		17,038,108
Accounts payable and accrued expenses		258,956		279,581
Other liabilities		2,458,570		2,610,565
Liabilities		19,737,166		19,928,254
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	7,110,408	7,110,408	7,611,115	7,611,115
Other partners		(805,155)		(217,374)
Partners Capital		6,305,253		7,393,741
Liabilities and Stockholders Equity		26,042,419		27,321,995
Series Thirty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		18,013,620		19,012,564
Land		1,238,488		1,238,488
Other assets		1,768,336		2,048,079
Total Assets		21,020,444		22,299,131
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		13,422,946		13,637,045
Accounts payable and accrued expenses		343,231		374,667
Other liabilities		2,675,710		2,628,147
Liabilities		16,441,887		16,639,859
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,345,091	4,345,091	5,054,180	5,054,180
Other partners		233,466		605,092
Partners Capital		4,578,557		5,659,272
Liabilities and Stockholders Equity		21,020,444		22,299,131
Series Forty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		54,364,315		56,697,944
Land		5,081,041		5,081,041
Other assets		4,198,978		5,001,611
Total Assets		63,644,334		66,780,596
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		45,658,503		46,232,526
Accounts payable and accrued expenses		1,378,312		1,758,019
Other liabilities		6,783,138		7,372,571
Liabilities		53,819,953		55,363,116
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	9,851,637	9,851,637	10,423,893	10,423,893
Other partners		(27,256)		993,587
Partners Capital		9,824,381		11,417,480
Liabilities and Stockholders Equity		63,644,334		66,780,596
Series Forty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		65,958,262		68,623,409
Land		8,000,805		8,000,805
Other assets		6,479,223		6,937,279
Total Assets		80,438,290		83,561,493
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		61,327,803		62,163,827
Accounts payable and accrued expenses		1,254,339		1,219,169
Other liabilities		7,521,451		9,099,604
Liabilities		70,103,593		72,482,600
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,233,289	5,233,289	5,615,751	5,615,751
Other partners		5,101,408		5,463,142
Partners Capital		10,334,697		11,078,893
Liabilities and Stockholders Equity		80,438,290		83,561,493
Series Forty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		56,579,992		63,737,104
Land		7,059,765		7,582,655
Other assets		6,664,563		6,786,134
Total Assets		70,304,320		78,105,893
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		46,947,999		50,820,530
Accounts payable and accrued expenses		2,644,758		2,697,281
Other liabilities		6,437,492		9,693,262
Liabilities		56,030,249		63,211,073
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	8,217,323	8,217,323	8,874,110	8,874,110
Other partners		6,056,748		6,020,710
Partners Capital		14,274,071		14,894,820
Liabilities and Stockholders Equity		70,304,320		78,105,893
Series Forty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		59,664,991		62,443,837
Land		6,704,151		6,704,151
Other assets		5,245,799		5,178,687
Total Assets		71,614,941		74,326,675
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		47,842,185		48,698,072
Accounts payable and accrued expenses		1,810,519		1,800,994
Other liabilities		7,744,436		8,119,955
Liabilities		57,397,140		58,619,021
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	11,194,690	11,194,690	11,345,730	11,345,730
Other partners		3,023,111		4,361,924
Partners Capital		14,217,801		15,707,654
Liabilities and Stockholders Equity		71,614,941		74,326,675
Series Forty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		54,857,440		60,696,928
Land		6,053,669		6,053,669
Other assets		4,773,751		4,805,514
Total Assets		65,684,860		71,556,111
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		55,297,673		56,048,250
Accounts payable and accrued expenses		1,363,325		1,191,979
Other liabilities		9,455,928		9,350,701
Liabilities		66,116,926		66,590,930
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,271,066	2,271,066	6,286,014	6,286,014
Other partners		(2,703,132)		(1,320,833)
Partners Capital		(432,066)		4,965,181
Liabilities and Stockholders Equity		65,684,860		71,556,111
Series Forty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		72,021,820		75,011,299
Land		7,041,701		7,041,701
Other assets		7,674,657		7,548,750
Total Assets		86,738,178		89,601,750
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		57,679,981		58,515,541
Accounts payable and accrued expenses		1,748,945		1,925,285
Other liabilities		6,907,084		6,453,974
Liabilities		66,336,010		66,894,800
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	16,508,811	16,508,811	17,812,316	17,812,316
Other partners		3,893,357		4,894,634
Partners Capital		20,402,168		22,706,950
Liabilities and Stockholders Equity		86,738,178		89,601,750
Series Forty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		41,662,006		42,757,491
Land		2,363,059		2,363,059
Other assets		3,882,007		3,945,942
Total Assets		47,907,072		49,066,492
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		25,131,920		25,597,467
Accounts payable and accrued expenses		534,845		491,791
Other liabilities		3,083,565		3,110,153
Liabilities		28,750,330		29,199,411
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	15,681,993	15,681,993	16,283,427	16,283,427
Other partners		3,474,749		3,583,654
Partners Capital		19,156,742		19,867,081
Liabilities and Stockholders Equity		$ 47,907,072		$ 49,066,492